OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
OPTIONS
Schedule of Summary of stock options outstanding
Weighted
		Weighted	Average
		Average	Remaining	Number of
		Exercise	Contract	Options	Intrinsic
	Options	Price	Life	Exercisable	Value
Outstanding at March 31, 2023	1,430,000	$0.28	3.81	930,000	$--
Granted		--	--	--	--
Exercised	--	--	--	--	--
Outstanding at December 31, 2023	1,430,000	$0.28	3.06	1,230,000	$60,000

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2021	1,405,000	$0.34	4.80	1,405,000	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	(475,000)	-		(475,000)	-
Outstanding at March 31, 2022	930,000	$0.34	3.80	930,000	$-
Granted	500,000	0.18	4.75	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	--
Outstanding at March 31, 2023	1,430,000	$0.28	3.81	930,000	$-